Business Segments, Concentration of Credit Risk and Significant Customers	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Business Segments, Concentration of Credit Risk and Significant Customers
Business Segments, Concentration of Credit Risk and Significant Customers

Note 5. Business Segments, Concentration of Credit Risk and Significant Customers

The Company operates in one business segment and uses one measurement of profitability for its business.  Net revenue attributed to the United States and to all foreign countries is based on the geographical location of the customer.

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash, cash equivalents, short‑term investments and accounts receivable. Cash, cash equivalents and short‑term investments are deposited with high credit‑quality institutions.

The Company recognized revenue from shipment of product and licensing of its technologies to customers by geographical location as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2017	2016	2017	2016
North America	$1,915	$937	$3,698	$2,905
Japan	384	398	755	1,103
Taiwan	123	209	463	581
Rest of world	31	29	133	68
Total net revenue	$2,453	$1,573	$5,049	$4,657

Customers who accounted for at least 10% of total net revenue were:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2017	2016	2017	2016
Customer A	43%	* %	44%	* %
Customer B	24%	41%	15%	47%
Customer C	15%	25%	15%	23%
Customer D	* %	13%	* %	12%

*Represents less than 10%

Three customers accounted for 78% of accounts receivable, net at September 30, 2017.  One customer accounted for 72% of accounts receivable, net at December 31, 2016.

Note 8: Business Segments, Concentration of Credit Risk and Significant Customers

The Company operates in one business segment and uses one measurement of profitability for its business. Revenue attributed to the United States and to all foreign countries is based on the geographical location of the customer.

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash, cash equivalents, short-term and long-term investments and accounts receivable. Cash, cash equivalents and short-term and long term investments are deposited with high credit-quality institutions.

The Company recognized revenue from licensing of its technologies and shipment of ICs to customers in North America, Asia and Europe as follows (in thousands):

	Year Ended December 31,

	2016	2015	2014
North America	$3,816	$2,222	$1,485
Japan	1,303	667	1,961
Taiwan	804	1,396	1,894
Rest of world	101	105	40
Total net revenue	$6,024	$4,390	$5,380

Customers who accounted for at least 10% of total net revenues were:

	Years Ended December 31,

	2016	2015	2014
Customer A	47%	34	*
Customer B	21%	12%	31%
Customer C	13%	31%	34%
Customer D	*	*	11%

*Represents percentage less than 10%.

One customer accounted for 72% of net accounts receivable at December 31, 2016. Three customers accounted for 94% of net accounts receivable at December 31, 2015.

Net long-lived assets (property and equipment), classified by major geographic areas, was (in thousands):

	December 31,
	2016	2015
	(in thousands)
U.S.	$1,274	$1,578
Non-U.S.	—	52
Total	$1,274	$1,630